Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Summary of Accrued expenses
Accrued expenses consist of the following:

	June 30,	December 31,
	2021	2020
	(in thousands)
Accrued compensation	$3,871	$5,424
Accrued sales taxes payable	185	879
Accrued professional services	2,045	754
Accrued materials	4,077	401
Accrued other	2,049	272
Accrued warranty	112	41

Accrued expenses	$12,339	$7,771

Accrued expenses consist of the following:

	December 31,
	2020	2019
	(in thousands)
Accrued compensation	$5,424	$3,056
Accrued sales taxes payable	879	142
Accrued professional services	754	—
Accrued materials	401	290
Accrued other	272	541
Accrued warranty	41	317

	$7,771	$4,346

Summary of Changes in our product warranty
Changes in our product warranty consist of the following:

	June 30,	December 31,
	2021	2020
	(in thousands)
Beginning balance	$41	$317
Accrual (reversal) for warranty expense	107	(136)
Warranty costs incurred during period	(36)	(140)

Ending balance	$112	$41

Changes in our product warranty consist of the following:

	December 31,
	2020	2019
	(in thousands)
Beginning balance	$317	$—
Accrual (reversal) for warranty expense	(136)	449
Warranty costs incurred during period	(140)	(132)

Ending balance	$41	$317